OPERATING SEGMENT INFORMATION (Details 3) (USD $) In Millions, unless otherwise specified	3 Months Ended												12 Months Ended
	Mar. 31, 2014		Dec. 31, 2013		Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012		Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Revenues and long-lived assets
Revenues	$ 2,755		$ 2,705		$ 2,842	$ 2,830	$ 2,702	$ 2,619		$ 2,741	$ 2,914	$ 2,913	$ 11,079		$ 11,187		$ 11,221
Long-lived assets	3,735	[1]	3,759	[1],[2]				3,656	[2]				3,759	[1],[2]	3,656	[2]	3,510
United States
Revenues and long-lived assets
Revenues													3,319		3,347		3,470
Long-lived assets			1,357					1,299					1,357		1,299		1,278
Netherlands
Revenues and long-lived assets
Long-lived assets			356					351					356		351		310
United Kingdom
Revenues and long-lived assets
Long-lived assets			312					314					312		314		306
Saudi Arabia
Revenues and long-lived assets
Long-lived assets			220					231					220		231		243
Germany
Revenues and long-lived assets
Revenues													586		600		638
Long-lived assets			200					201					200		201		205
Mexico
Revenues and long-lived assets
Revenues													853		954		723
China
Revenues and long-lived assets
Revenues													1,081		1,040		944
Long-lived assets			202					169					202		169		162
Italy
Revenues and long-lived assets
Revenues													437		465		558
Long-lived assets			197					164					197		164		152
Switzerland
Revenues and long-lived assets
Long-lived assets			154					163					154		163		166
France
Revenues and long-lived assets
Long-lived assets			162					154					162		154		126
Spain
Revenues and long-lived assets
Long-lived assets			138					147					138		147		157
Other nations
Revenues and long-lived assets
Revenues													4,803		4,781		4,888
Long-lived assets			$ 461					$ 463					$ 461		$ 463		$ 405

[1]	At March 31, 2014 and December 31, 2013, respectively, $34 and $39 of cash and cash equivalents, $9 each of restricted cash, $47 and $41 of accounts and notes receivable (net), $64 and $54 of inventories, $4 and $3 of other current assets, $363 and $369 of property, plant and equipment (net), $16 and $17 of intangible assets (net), $30 and $28 of other noncurrent assets, $85 and $73 of accounts payable, $30 and $32 of accrued liabilities, $179 and $183 of current portion of debt, $59 and $64 of long-term debt, and $43 and $45 of other noncurrent liabilities from consolidated variable interest entities are included in the respective Balance Sheet captions above. See "Note 5. Variable Interest Entities."
[2]	At December 31, 2013 and 2012, respectively, $39 and $28 of cash and cash equivalents, $9 each of restricted cash, $41 and $38 of accounts and notes receivable (net), $54 and $55 of inventories, $3 and nil of other current assets, $369 and $378 of property, plant and equipment (net), $17 and $19 of intangible assets (net), $28 each of other noncurrent assets, $73 and $76 of accounts payable, $32 and $26 of accrued liabilities, $183 and $193 of current portion of debt, $64 and $77 of long-term debt, and $45 and $101 of other noncurrent liabilities from consolidated variable interest entities are included in the respective Balance Sheet captions above. See "Note 7. Variable Interest Entities."